Muzinich Credit opportunities Fund
Muzinich U.S. High Yield Corporate Bond Fund
Muzinich Low Duration Fund

Supplement dated August 31, 2017
to the
Statutory Prospectus dated April 30, 2017,
This supplement incorporates and supersedes the supplement dated July 27, 2017

The following table replaces the table under the heading “Management” on page 20 of the Prospectus:

Investment Advisor	Portfolio Manager
Muzinich & Co., Inc.	Clinton J. Comeaux, MBA, Portfolio Manager, Managed the Fund since August 2017.
Anthony DeMeo, Portfolio Manager, Managed the Fund since inception (2016).
Tatjana Greil Castro, Portfolio Manager, Managed the Fund since inception (2016).
Bryan Petermann, MBA, Portfolio Manager, Managed the Fund since August 2017.
Thomas Samson, Portfolio Manager, Managed the Fund since inception (2016).

The following paragraph replaces the second paragraph under the heading “The Advisor” on page 34 of the Prospectus:

A discussion summarizing the primary (but not exclusive) basis for the Board’s approval of the Investment Advisory Agreement between the Trust on behalf of the Credit Opportunities Fund, the U.S. High Yield Fund, the Low Duration Fund and the Advisor is included in the Fund’s Annual Report dated December 31, 2016.

The following Portfolio Manager table hereby replaces the table under the heading “Portfolio Managers” on pages 34-35 of the Prospectus:

Portfolio Manager/Fund	Bio
Clinton J. Comeaux, MBA U.S. High Yield Fund Low Duration Fund
Mr. Comeaux, Portfolio Manager, joined the Advisor in 2006. Prior to that, he served as a research analyst at WR Huff Asset Management from 2004 to 2006. Mr. Comeaux has been a portfolio manager of the U.S. High Yield Fund since its inception and the Low Duration Fund since August 2017.

Anthony DeMeo Credit Opportunities Fund Low Duration Fund
Mr. DeMeo, Portfolio Manager, joined the Advisor in 2015.  Before joining Muzinich in 2015, Mr. DeMeo was an investment grade credit trader at Societe Generale for four years focusing on the consumer, retail and industrial sectors.  Prior to that, he spent 11 years in debt capital markets at Barclays Capital and Deutsche Bank where he advised corporations on financing and solution strategies.  Mr. DeMeo holds a B.A. in Economics from Cornell University.

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Portfolio Manager/Fund	Bio
Tatjana Greil Castro Low Duration Fund
Ms. Tatjana Greil Castro joined Muzinich in 2007 from MetLife Investments, where she served as an Associate Director of the High Return Unit. Earlier, Ms. Greil Castro worked as Senior Portfolio Manager in European High Yield for Fortis Investments and as a portfolio manager and credit analyst at Legal & General Investment Management. She started her career as a high yield telecom analyst with Merrill Lynch in 1999. She has a Ph.D. from the London School of Economics & Political Science, a Masters from the Kiel Institute of World Economics in Germany, and an M.Sc./B.S. in Economics from the University of Vienna.

Warren Hyland Credit Opportunities Fund
Mr. Hyland, Portfolio Manager, joined Muzinich in 2013. Prior to that, he served as a Senior Portfolio Manager for Global Emerging Markets at Schroders, where he managed approximately $2 billion and helped to develop the firm’s emerging markets corporate capabilities.  Mr. Hyland has been a portfolio manager of the Fund since April 2014.

Michael L. McEachern, MBA, CFA Credit Opportunities Fund
Mr. McEachern, Portfolio Manager, joined the Advisor in 2012. Prior to that, he served as the President and Head of the High Yield Division at Seix Advisors, Inc. from 1997 to 2011. Mr. McEachern has been a portfolio manager of the Fund since its inception.

Bryan Petermann, MBA U.S. High Yield Fund Low Duration Fund
Mr. Petermann, Portfolio Manager, joined the Advisor in September 2010. Prior to that, he served as Managing Director, Head of High Yield at Pinebridge Investments (f/k/a AIG Investments) from 2000 to 2010. Mr. Petermann has been a portfolio manager of the U.S. High Yield Fund since its inception and the Low Duration Fund since August 2017.

Thomas Samson Credit Opportunities Fund Low Duration Fund
Mr. Samson, Portfolio Manager, joined Muzinich in 2004. Prior to that, he was an investment analyst at Trafalgar Asset Managers, a distressed-debt hedge fund, where he developed valuation models for high-yield debt and formulated investment recommendations. Mr. Samson has been a portfolio manager of the Fund since April 2014.

The following paragraph replaces the first paragraph under the heading Distributions and Taxes on page 56 of the Prospectus:

The Credit Opportunities Fund declares distributions from net investment income at least quarterly. The High Yield Fund and Low Duration Fund declare distributions from net investment income at least monthly. Any net capital gain realized by the Funds will be distributed at least annually. Any Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.

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The following paragraph is hereby added under the heading Distributions and Taxes on page 56 of the Prospectus:

The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds’ ordinary income distributions to you, and may cause some or all of the Funds’ previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains. Adjustments to reflect these gains and losses will be made at the end of the funds’ taxable year.  A Fund may decide not to make a previously scheduled distribution if it would consist only of return of capital.

Please retain this Supplement with the Prospectus.

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Muzinich Credit opportunities Fund
Muzinich U.S. High Yield Corporate Bond Fund
Muzinich Low Duration Fund

Supplement dated August 31, 2017
to the
Statement of Additional Information dated April 30, 2017

The following section replaces the section titled “Information Regarding Portfolio Managers” on pages 28 and 29 of the Statement of Additional Information:

Information Regarding Portfolio Managers

The following information regarding each Fund’s portfolio managers has been provided by the Advisor.

Other Accounts Under Management. The table below identifies, for each portfolio manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are based on account performance, this information is reflected in separate tables below. Information in the table is shown as of July 31, 2017. Asset amounts are approximate and have been rounded.

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Floating Rate Fund
David A. Bowen	0	$0	2	$4,305 million	7	$287 million
Michael L. McEachern	1	$201 million	7	$2,066 million	5	$466 million
Low Duration Fund
Clinton J. Comeaux*	3	$993 million	19	$18,610 million	27	$1,912 million
Anthony DeMeo	0	$0	8	$11,297 million	3	$278 million
Tatjana Greil Castro	0	$0	12	$14,462 million	7	$1,372 million
Bryan Petermann*	3	$993 million	19	$18,610 million	27	$1,912 million
Thomas Samson	1	$201 million	17	$16,334 million	14	$2,335 million
U.S. High Yield Fund
Clinton J. Comeaux	3	$993 million	19	$18,610 million	27	$1,912 million
Bryan Petermann	3	$993 million	19	$18,610 million	27	$1,912 million

	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Credit Opportunities Fund
Anthony DeMeo	0	$0	8	$11,297 million	3	$278 million
Warren Hyland	1	$201 million	7	$3,345 million	7	$349 million
Michael L. McEachern	1	$201 million	7	$2,066 million	5	$466 million
Thomas Samson	1	$201 million	17	$16,334 million	14	$2,335 million

*   Mr. Comeaux and Mr. Petermann began serving as portfolio managers to the Low Duration Fund in August 2017.

The following table reflects information regarding accounts for which the portfolio manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance. Information is shown as of July 31, 2017. Asset amounts are approximate and have been rounded.

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Floating Rate Fund
David A. Bowen	0	$0	0	$0	0	$0
Michael L. McEachern	0	$0	0	$0	0	$0
Low Duration Fund
Clinton J. Comeaux*	0	$0	0	$0	2	$243 million
Anthony DeMeo	0	$0	0	$0	0	$0
Tatjana Greil Castro	0	$0	0	$0	0	$0
Bryan Petermann*	0	$0	0	$0	2	$243 million
Thomas Samson	0	$0	0	$0	0	$0
U.S. High Yield Fund
Clinton J. Comeaux	0	$0	0	$0	2	$243 million
Bryan Petermann	0	$0	0	$0	2	$243 million
Credit Opportunities Fund
Anthony DeMeo	0	$0	0	$0	0	$0
Warren Hyland	0	$0	0	$0	0	$0
Michael L. McEachern	0	$0	0	$0	0	$0
Thomas Samson	0	$0	0	$0	1	$32 million

*   Mr. Comeaux and Mr. Petermann began serving as portfolio managers to the Low Duration Fund in August 2017.

Please retain this Supplement with the Statement of Additional Information.